LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES	LEASES
As of December 31, 2022 the Company leased land in Colton, California related to the development of hydrogen infrastructure, buildings for warehousing and office space in Arizona and in California, and equipment under noncancellable operating and finance leases expiring at various dates through February 2035. The Company's leases as of December 31, 2022, do not contain options to renew that the Company has deemed reasonably certain to exercise. The Company's lease agreements do not contain material residual value guarantees or material restrictive covenants.
In February 2018, the Company entered into a non-cancellable lease agreement and purchase option for its headquarters and R&D facility in Phoenix, Arizona. The lease commenced in September 2018, with a term of 11.75 years. During the third quarter of 2021, the Company issued a notice indicating its intent to exercise the purchase option for $25.1 million. As of the issuance of the notice, the lease liability was remeasured resulting in a $10.5 million remeasurement adjustment to the lease liability and a corresponding increase to the finance lease asset.
During the fourth quarter of 2021, the purchase of the headquarters and R&D facility closed resulting in the derecognition of the related finance lease liability balance of $24.7 million and reclassification of the finance lease asset balance to buildings. The purchase was financed with the issuance of a $25.0 million Promissory Note. During the second quarter of 2022, the Company sold the land and property related to the Company's headquarters for a purchase price of $52.5 million, and executed a concurrent lease back of the land and property, refer to Note 9, Debt and Finance Lease Liabilities.
The following table summarizes the effects of finance and operating lease costs on the Company's continuing operations in the consolidated statements of operations for the year ended December 31, 2022:

	Consolidated Statements of Operations Caption	Year Ended December 31,
		2022	2021	2020
Operating lease cost:
Lease cost	Research and development and Selling, general and administrative	$1,182	$130	$—
Variable lease cost(1)	Research and development and Selling, general and administrative	212	26	—
Total operating lease cost		1,394	156	—

Short-term lease cost	Research and development and Selling, general and administrative	1,744	1,155	19

Finance lease cost:
Amortization of right of use assets	Research and development and Selling, general and administrative	342	2,758	3,312
Interest on lease liabilities	Interest income (expense), net	44	789	782
Variable lease cost(1)	Research and development and Selling, general and administrative	55	738	744
Total finance lease cost		441	4,285	4,838

Total lease cost		$3,579	$5,596	$4,857
(1)Variable lease costs were not included in the measurement of the operating and finance lease liabilities and primarily include property taxes, property insurance and common area maintenance expenses.
Supplemental balance sheet information related to leases is as follows:

	Classification	As of December 31,
		2022	2021
Assets
Finance lease assets, net	Property, plant and equipment, net	$1,774	$570
Operating lease assets	Other assets	7,936	2,681
Total lease assets		$9,710	$3,251

Liabilities
Current:
Finance lease liabilities	Debt and finance lease liabilities, current	$367	$140
Operating lease liabilities	Accrued expenses and other current liabilities	1,979	475
Non-current:
Finance lease liabilities	Long-term debt and finance lease liabilities, net of current portion	818	408
Operating lease liabilities	Operating lease liabilities	6,091	2,263
Total lease liabilities		$9,255	$3,286

	As of December 31,
	2022	2021
Weighted average remaining lease term (years)
Finance leases	4.23	3.91
Operating leases	5.98	4.81
Weighted average discount rate
Finance leases	4.94%	4.69%
Operating leases	5.92%	4.00%
Supplemental cash flow information related to leases is as follows:

	As of December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow for finance leases	$44	$789
Operating cash flow for operating leases	1,102	72

Leased assets obtained in exchange for lease liabilities
Finance leases	$1,547	$646
Operating leases	6,176	2,788
Maturities of the Company's lease liabilities are as follows:

Years Ended December 31,	Finance leases	Operating leases	Total
2023	$409	$2,396	$2,805
2024	434	1,992	2,426
2025	186	1,130	1,316
2026	88	1,120	1,208
2027	36	520	556
Thereafter	181	2,664	2,845
Total lease payments	$1,334	$9,822	$11,156
Less: imputed interest	149	1,752	1,901
Total lease liabilities	$1,185	$8,070	$9,255
Less: current portion	367	1,979	2,346
Long-term lease liabilities	$818	$6,091	$6,909

LEASES	LEASES
As of December 31, 2022 the Company leased land in Colton, California related to the development of hydrogen infrastructure, buildings for warehousing and office space in Arizona and in California, and equipment under noncancellable operating and finance leases expiring at various dates through February 2035. The Company's leases as of December 31, 2022, do not contain options to renew that the Company has deemed reasonably certain to exercise. The Company's lease agreements do not contain material residual value guarantees or material restrictive covenants.
In February 2018, the Company entered into a non-cancellable lease agreement and purchase option for its headquarters and R&D facility in Phoenix, Arizona. The lease commenced in September 2018, with a term of 11.75 years. During the third quarter of 2021, the Company issued a notice indicating its intent to exercise the purchase option for $25.1 million. As of the issuance of the notice, the lease liability was remeasured resulting in a $10.5 million remeasurement adjustment to the lease liability and a corresponding increase to the finance lease asset.
During the fourth quarter of 2021, the purchase of the headquarters and R&D facility closed resulting in the derecognition of the related finance lease liability balance of $24.7 million and reclassification of the finance lease asset balance to buildings. The purchase was financed with the issuance of a $25.0 million Promissory Note. During the second quarter of 2022, the Company sold the land and property related to the Company's headquarters for a purchase price of $52.5 million, and executed a concurrent lease back of the land and property, refer to Note 9, Debt and Finance Lease Liabilities.
The following table summarizes the effects of finance and operating lease costs on the Company's continuing operations in the consolidated statements of operations for the year ended December 31, 2022:

	Consolidated Statements of Operations Caption	Year Ended December 31,
		2022	2021	2020
Operating lease cost:
Lease cost	Research and development and Selling, general and administrative	$1,182	$130	$—
Variable lease cost(1)	Research and development and Selling, general and administrative	212	26	—
Total operating lease cost		1,394	156	—

Short-term lease cost	Research and development and Selling, general and administrative	1,744	1,155	19

Finance lease cost:
Amortization of right of use assets	Research and development and Selling, general and administrative	342	2,758	3,312
Interest on lease liabilities	Interest income (expense), net	44	789	782
Variable lease cost(1)	Research and development and Selling, general and administrative	55	738	744
Total finance lease cost		441	4,285	4,838

Total lease cost		$3,579	$5,596	$4,857
(1)Variable lease costs were not included in the measurement of the operating and finance lease liabilities and primarily include property taxes, property insurance and common area maintenance expenses.
Supplemental balance sheet information related to leases is as follows:

	Classification	As of December 31,
		2022	2021
Assets
Finance lease assets, net	Property, plant and equipment, net	$1,774	$570
Operating lease assets	Other assets	7,936	2,681
Total lease assets		$9,710	$3,251

Liabilities
Current:
Finance lease liabilities	Debt and finance lease liabilities, current	$367	$140
Operating lease liabilities	Accrued expenses and other current liabilities	1,979	475
Non-current:
Finance lease liabilities	Long-term debt and finance lease liabilities, net of current portion	818	408
Operating lease liabilities	Operating lease liabilities	6,091	2,263
Total lease liabilities		$9,255	$3,286

	As of December 31,
	2022	2021
Weighted average remaining lease term (years)
Finance leases	4.23	3.91
Operating leases	5.98	4.81
Weighted average discount rate
Finance leases	4.94%	4.69%
Operating leases	5.92%	4.00%
Supplemental cash flow information related to leases is as follows:

	As of December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow for finance leases	$44	$789
Operating cash flow for operating leases	1,102	72

Leased assets obtained in exchange for lease liabilities
Finance leases	$1,547	$646
Operating leases	6,176	2,788
Maturities of the Company's lease liabilities are as follows:

Years Ended December 31,	Finance leases	Operating leases	Total
2023	$409	$2,396	$2,805
2024	434	1,992	2,426
2025	186	1,130	1,316
2026	88	1,120	1,208
2027	36	520	556
Thereafter	181	2,664	2,845
Total lease payments	$1,334	$9,822	$11,156
Less: imputed interest	149	1,752	1,901
Total lease liabilities	$1,185	$8,070	$9,255
Less: current portion	367	1,979	2,346
Long-term lease liabilities	$818	$6,091	$6,909